Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,083,000
Previously Paid Amount	0.00
Total Fee Amount	425.76
Total Offset Amount	0.00
Net Fee	425.76
Narrative - Max Aggregate Offering Price	$ 3,083,000
Final Prospectus	true